Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related-Party Transactions
Schedule of key management personnel compensation

	2024
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	56	—	51	107
Alison F. Lawton	48	—	51	99
James Shannon, M.D.	71	—	51	122
Bart Filius	49	—	51	100
Begoña Carreño, Ph.D.	42	—	35	77
Theresa Heggie	48	—	127	175
Martin Maier, Ph.D.*	26	—	—	26
Total Non-Executive Directors	340	—	366	706

Executive Directors
Daniel de Boer**	939	27	864	1,830
René Beukema**	659	27	294	980
Gerard Platenburg, Ph.D.***	321	24	143	488
Total Executive Directors	1,919	78	1,301	3,298

Senior Management	946	48	323	1,317
	3,205	126	1,990	5,321

	2023
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	74	—	76	150
Antoine Papiernik*	—	—	—	—
Alison F. Lawton	50	—	76	126
James Shannon, M.D.	56	—	76	132
Bart Filius	49	—	78	127
Begoña Carreño, Ph.D.**	50	—	34	84
Theresa Heggie***	30	—	241	271
Total Non-Executive Directors	309	—	581	890

Executive Directors
Daniel de Boer****	1,167	27	1,245	2,439
René Beukema****	892	23	395	1,310
Total Executive Directors	2,059	50	1,640	3,749

Senior Management	1,145	52	562	1,759
	3,513	102	2,783	6,398

	2022
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	74	—	104	178
Antoine Papiernik*	—	—	—	—
Alison F. Lawton	52	—	104	156
James Shannon, M.D.	59	—	104	163
Bart Filius	49	—	104	153
Total Non-Executive Directors	234	—	416	650

Executive Directors
Daniel de Boer**	1,295	24	1,145	2,464
René Beukema**	284	10	169	463
Total Executive Directors	1,579	34	1,314	2,927

Senior Management	3,980	123	506	4,609
	5,793	157	2,236	8,186